Loans and Leases - Summary of Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Impaired loans, Unpaid Contractual Principal Balance	$ 1,197	$ 3,372
Impaired loans, Recorded Investment With No Allowance	613	771
Impaired loans, Recorded Investment With Allowance	584	2,601
Impaired loans, Total Recorded Investment	1,197	3,372
Impaired loans, Related Allowance	168	642	836
Commercial and Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Impaired loans, Unpaid Contractual Principal Balance	36	31
Impaired loans, Recorded Investment With No Allowance	4	8
Impaired loans, Recorded Investment With Allowance	32	23
Impaired loans, Total Recorded Investment	36	31
Impaired loans, Related Allowance	32	23
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Impaired loans, Unpaid Contractual Principal Balance	930	3,115
Impaired loans, Recorded Investment With No Allowance	378	537
Impaired loans, Recorded Investment With Allowance	552	2,578
Impaired loans, Total Recorded Investment	930	3,115
Impaired loans, Related Allowance	136	619
Consumer Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Impaired loans, Unpaid Contractual Principal Balance	231	226
Impaired loans, Recorded Investment With No Allowance	231	226
Impaired loans, Recorded Investment With Allowance
Impaired loans, Total Recorded Investment	231	226
Impaired loans, Related Allowance